Operating Leases - Minimum Contractual Future Revenues (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Minimum contractual future revenues
2020 (excluding the six months ended June 30, 2020)	$ 136,220
2021	248,418
2022	167,739
2023	63,918
2024	20,093
2025	8,581
Total	$ 644,969